Risk management (Tables)	6 Months Ended
Jun. 30, 2026
Risk Management [Abstract]
Gross carrying amount per IFRS 9 stage and rating class

Gross carrying amount per IFRS 9 stage and rating class (*)[1]
in EUR million		12-month ECL (Stage 1)				Lifetime ECL not credit impaired (Stage 2)				Lifetime ECL credit impaired (Stage 3)				Total
Rating class		Gross carrying amount		Provisions		Gross carrying amount		Provisions		Gross carrying amount		Provisions		Gross carrying amount		Provisions
		30 June 2026	31 December 2025	30 June 2026	31 December 2025	30 June 2026	31 December 2025	30 June 2026	31 December 2025	30 June 2026	31 December 2025	30 June 2026	31 December 2025	30 June 2026	31 December 2025	30 June 2026	31 December 2025
Investment grade	1 (AAA)	97,210	79,938	2	2	580	126							97,790	80,064	2	2
	2-4 (AA)	147,104	146,878	12	11	1,310	1,437	1	1					148,414	148,315	13	13
	5-7 (A)	332,702	299,699	47	39	8,561	5,394	8	6					341,263	305,093	54	45
	8-10 (BBB)	345,826	334,845	85	77	22,779	19,168	53	43					368,606	354,012	138	119
Non-investment grade	11-13 (BB)	158,122	156,373	170	165	18,793	17,217	99	89					176,915	173,589	268	254
	14-16 (B)	28,251	26,187	141	147	23,844	22,668	404	357					52,095	48,855	545	504
	17 (CCC)	503	412	5	5	4,427	4,682	232	224					4,929	5,094	237	228
Performing Restructuring	18 (CC)					3,802	4,349	206	262					3,802	4,349	206	262
	19 (C)					1,918	2,447	183	198					1,918	2,447	183	198
Non-performing loans	20-22 (D)									14,207	13,590	4,568	4,476	14,207	13,590	4,568	4,476
Total		1,109,717	1,044,332	462	446	86,015	77,487	1,184	1,179	14,207	13,590	4,568	4,476	1,209,939	1,135,409	6,214	6,101
[1]Stage 3 lifetime credit impaired provision includes €25 million (31 December 2025: €29 million) on purchased or originated credit impaired.

Changes in loan loss provisions and gross carrying amounts

Changes in gross carrying amounts and loan loss provisions (*)[1,2]
in EUR million	12-month ECL (Stage 1)		Lifetime ECL not credit impaired (Stage 2)		Lifetime ECL credit impaired (Stage 3)		Total		12-month ECL (Stage 1)		Lifetime ECL not credit impaired (Stage 2)		Lifetime ECL credit impaired (Stage 3)		Total
	Gross carrying amount	Provisions	Gross carrying amount	Provisions	Gross carrying amount	Provisions	Gross carrying amount	Provisions	Gross carrying amount	Provisions	Gross carrying amount	Provisions	Gross carrying amount	Provisions	Gross carrying amount	Provisions
	30 June 2026								31 December 2025
Opening balance as at 1 January	1,044,332	446	77,487	1,179	13,590	4,476	1,135,409	6,101	954,943	409	79,888	1,130	13,742	4,509	1,048,574	6,049
Transfer into 12-month ECL (Stage 1)	14,038	18	-13,947	-141	-91	-12		-135	21,773	21	-21,555	-199	-218	-35		-212
Transfer into lifetime ECL not credit impaired (Stage 2)	-33,493	-39	34,234	353	-741	-61		253	-37,208	-50	38,174	533	-966	-115		368
Transfer into lifetime ECL credit impaired (Stage 3)	-1,072	-6	-2,247	-175	3,319	754		572	-2,534	-14	-2,172	-138	4,705	1,259		1,108
Net remeasurement of loan loss provisions		13		62		137		212		7		-53		349		302
New financial assets originated or purchased	150,628	110				1	150,628	111	263,371	189			22	2	263,393	191
Financial assets that have been derecognised	-75,360	-43	-6,342	-79	-862	-260	-82,564	-382	-119,098	-78	-12,295	-147	-1,422	-240	-132,814	-465
Net drawdowns and repayments	11,160		-3,143		-274		7,743		-57,493		-5,739		-853		-64,085
Changes in models/risk parameters		-14		-3		10		-7		-33		71		-35		3
Increase in loan loss provisions		39		16		569		624		43		68		1,185		1,296
Write-offs					-414	-408	-414	-408					-937	-937	-937	-937
Disposals	-510		-28	-2	-320	-145	-858	-147	-666	-3	-84	-3	-564	-286	-1,314	-291
Recoveries of amounts previously written off						29		29						58		58
Foreign exchange and other movements	-6	-23	1	-9		47	-5	16	21,242	-4	1,269	-16	80	-53	22,591	-73
Closing balance	1,109,717	462	86,015	1,184	14,207	4,568	1,209,939	6,214	1,044,332	446	77,487	1,179	13,590	4,476	1,135,409	6,101
[1] Stage 3 lifetime credit impaired provision includes €25 million (31 December 2025:€29 million) on purchased or originated credit impaired.
[2] The addition to the loan provision (in the consolidated statement of profit or loss) amounts to €625 million (31 December 2025: €1,304 million) of which €628 million (31 December 2025: €1,301 million) related to IFRS 9 eligible financial assets, €-4 million (31 December 2025: €-5 million) related to non-credit replacement guarantees and €1 million (31 December 2025: €8 million) to modification gains and losses on restructured financial assets.

Sensitivity analysis for credit risk

Sensitivity analysis as at 30 June 2026 (*)
		2026	2027	2028	Unweighted ECL (€ mln)	Probability -weighting	Reportable ECL (€ mln)[1]
Netherlands Upside scenario	Real GDP	1.5	2.9	2.5	297	20%	410
	Unemployment	3.8	3.6	3.5
	HPI	3.8	8.4	7.2
Baseline scenario	Real GDP	1.0	1.2	1.5	381	60%
	Unemployment	4.2	4.3	4.4
	HPI	2.7	2.6	2.7
Downside scenario	Real GDP	0.2	-1.8	-0.3	608	20%
	Unemployment	4.9	6.3	7.2
	HPI	1.2	-5.2	-4.8
Germany Upside scenario	Real GDP	1.3	3.2	2.2	541	20%	589
	Unemployment	3.3	2.8	2.3
	HPI	2.8	9.1	10.0
Baseline scenario	Real GDP	0.7	1.2	1.2	582	60%
	Unemployment	3.8	3.6	3.4
	HPI	1.6	4.9	6.4
Downside scenario	Real GDP	-0.2	-2.2	-0.5	660	20%
	Unemployment	4.2	5.3	5.5
	HPI	0.3	-0.5	1.8
Belgium Upside scenario	Real GDP	1.3	2.6	2.1	551	20%	604
	Unemployment	5.6	5.1	4.9
	HPI	4.8	5.0	4.9
Baseline scenario	Real GDP	0.7	1.1	1.6	593	60%
	Unemployment	6.3	6.3	6.0
	HPI	4.2	3.8	4.2
Downside scenario	Real GDP	-0.2	-1.6	1.2	692	20%
	Unemployment	6.9	7.7	8.2
	HPI	3.5	1.7	2.7
United States Upside scenario	Real GDP	2.5	3.2	2.9	67	20%	98
	Unemployment	3.9	2.9	2.6
	HPI	3.3	7.9	11.2
Baseline scenario	Real GDP	2.1	2.0	2.1	89	60%
	Unemployment	4.6	4.4	4.2
	HPI	2.3	2.6	3.5
Downside scenario	Real GDP	1.2	-1.0	0.7	159	20%
	Unemployment	6.2	7.1	7.5
	HPI	0.4	-7.6	-6.1
[1]Excluding management adjustments.

Sensitivity analysis as at 31 December 2025 (*)
		2026	2027	2028	Unweighted ECL (€ mln)	Probability -weighting	Reportable ECL (€ mln)[1]
Netherlands Upside scenario	Real GDP	2.6	2.9	2.3	288	20%	389
	Unemployment	3.5	3.2	3.2
	HPI	8.2	8.5	7.0
Baseline scenario	Real GDP	1.1	1.4	1.5	364	60%
	Unemployment	4.0	3.9	4.1
	HPI	4.4	3.0	2.9
Downside scenario	Real GDP	-1.2	-0.9	0.2	566	20%
	Unemployment	5.5	6.5	7.4
	HPI	-0.8	-5.1	-5.1
Germany Upside scenario	Real GDP	2.8	3.0	1.8	584	20%	633
	Unemployment	3.0	2.4	2.2
	HPI	8.2	9.8	9.4
Baseline scenario	Real GDP	1.1	1.5	1.3	623	60%
	Unemployment	3.5	3.2	3.1
	HPI	5.0	6.2	6.3
Downside scenario	Real GDP	-1.7	-1.1	0.4	713	20%
	Unemployment	4.7	5.3	5.6
	HPI	0.9	0.4	2.7
Belgium Upside scenario	Real GDP	2.7	2.3	1.9	544	20%	596
	Unemployment	5.1	4.6	4.5
	HPI	5.2	4.9	5.4
Baseline scenario	Real GDP	1.1	1.4	1.6	585	60%
	Unemployment	5.9	5.6	5.5
	HPI	3.7	4.2	4.4
Downside scenario	Real GDP	-1.5	0.1	1.4	682	20%
	Unemployment	7.0	7.7	7.9
	HPI	1.8	2.6	2.6
United States Upside scenario	Real GDP	3.2	2.9	2.7	64	20%	105
	Unemployment	3.2	2.5	2.6
	HPI	4.8	9.4	10.9
Baseline scenario	Real GDP	2.0	2.0	2.0	92	60%
	Unemployment	4.3	4.1	4.1
	HPI	1.4	2.7	3.6
Downside scenario	Real GDP	-0.4	-0.1	0.8	184	20%
	Unemployment	6.7	7.2	7.5
	HPI	-5.1	-7.9	-5.5
[1] Excluding management adjustments.

Management Adjustments	Management adjustments applied this reporting period (*)
In times of volatility and uncertainty, where portfolio quality and the economic environment can change rapidly, models alone may not be able to accurately predict losses. In these cases, management adjustments can be applied to appropriately reflect ECL. Management adjustments can also be applied where the impact of the updated macroeconomic scenarios is over- or under-estimated by the IFRS9 models, or to account for model redevelopment, recalibration, and periodic assessment procedures that have not yet been incorporated into the IFRS9 models.
ING has an internal governance framework and controls in place to assess the appropriateness of all management adjustments.

Management adjustments to ECL models (*)
in EUR million	30 June 2026	31 December 2025[1]
Economic sector / portfolio based adjustments	102	27
Mortgage portfolio adjustments	70	121
Climate transition risk	41	47
Other Post Model Adjustments	-27	-12
Total management adjustments	185	183
1 ING changed the presentation of Management Adjustment types as of 2026. The comparative figure for 2025 have been updated accordingly. The reclassifications do not affect the total amount of
Management Adjustments.

Asset class category average threshold investment grade

Quantitative SICR thresholds (*)
	30 June 2026		31 December 2025
Average threshold ratio	Investment grade (rating grade 1-10)	Non-investment grade (rating grade 11-17)	Investment grade (rating grade 1-10)	Non-investment grade (rating grade 11-17)
Asset class category
Mortgages	2.9	2.4	2.9	2.4
Consumer lending	2.9	2.3	2.9	2.3
Business lending	2.7	2.0	2.7	2.0
Governments and financial institutions	2.9	1.7	2.9	1.8
Other Wholesale Banking	2.8	2.1	2.7	1.9